CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
REVENUE
Gross revenue (Note 20)	$ 403,024	$ 247,177
Excise taxes	(143,841)	(87,336)
Net revenue	259,183	159,841
Cost of sales (Note 7 and 21)	174,850	111,390
Gross margin before fair value adjustments	84,333	48,451
Realized fair value on inventories sold and other inventory charges (Note 7)	(67,125)	(52,078)
Unrealized gain on changes in fair value of biological assets (Note 6)	73,008	51,151
Gross margin	90,216	47,524
OPERATING EXPENSES
General and administrative (Note 23)	59,499	44,955
Sales and marketing	31,097	19,851
Research and development	10,945	11,200
Share-based compensation (Note 14 (iv))	3,975	6,274
Total operating expenses	105,516	82,280
LOSS FROM OPERATIONS	(15,300)	(34,756)
Investment income, net of financing costs	(1,150)	(3,311)
Acquisition and transaction costs	6,580	915
Share of loss from investments in associates	0	5,284
Loss (gain) on disposal of property, plant and equipment and intangible assets	9	(633)
Change in fair value of contingent consideration (Note 26)	(9,743)	(50)
Change in fair value of derivative liabilities, preferred shares and other financial assets (Note 11, 12 and 13)	27,505	7,718
Share issuance costs allocated to derivative liabilities and preferred shares (Note 14)	170	937
Other non-operating income	(142)	(176)
Loss before tax	(38,529)	(45,440)
Income tax recovery (Note 24)
Deferred, net	(13,770)	0
NET LOSS	(24,759)	(45,440)
OTHER COMPREHENSIVE INCOME
Change in fair value of investments at fair value through other comprehensive income (Note 11)	666	96
COMPREHENSIVE LOSS	$ (24,093)	$ (45,344)
Net loss per common share, basic (in CAD per share)	$ (0.194)	$ (0.477)
Net loss per common share, diluted (in CAD per share)	$ (0.194)	$ (0.477)